FAIR VALUE MEASUREMENTS - Summary of Company's Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 36,970,000	$ 24,524,000
Marketable securities	1,000
Trade receivables	4,605,000	2,939,000
Derivative assets	3,454,000	738,000
Restricted cash	1,042,000
Trade and other payables	45,083,000
Borrowings	42,693,000	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities held at end of reporting period	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	$ 0
Fair value through OCI
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Marketable securities	1,000
Trade receivables	0
Derivative assets	0
Restricted cash	0
Trade and other payables	0
Borrowings	0
Fair value through P&L
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0
Marketable securities	0
Trade receivables	0
Derivative assets	3,454,000
Restricted cash	0
Trade and other payables	0
Borrowings	0
Amortized cost
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	36,970,000
Marketable securities	0
Trade receivables	4,605,000
Derivative assets	0
Restricted cash	1,042,000
Trade and other payables	45,083,000
Borrowings	$ 42,693,000